Short-Term Borrowings - Schedule of Short-Term Borrowings from Financial Institutions (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Short-Term Debt [Line Items]
Amount	$ 14,049,800	$ 9,749,285	¥ 30,990,000
Agricultural Bank of China [Member]
Short-Term Debt [Line Items]
Amount	$ 488,581	$ 481,616	¥ 3,500,000	¥ 3,500,000
Issuance Date	Jul. 24, 2024	Jun. 27, 2024
Expiration Date	Jul. 23, 2025	Jun. 25, 2025
Interest	3.45%	3.45%	3.45%	3.45%
Pledged by assets listed below	No	No
Agricultural Bank of China One [Member]
Short-Term Debt [Line Items]
Amount	$ 488,581		¥ 3,500,000
Issuance Date	Jun. 20, 2025
Expiration Date	Jun. 18, 2026
Interest	3.00%		3.00%
Pledged by assets listed below	No
Huishang Bank [Member]
Short-Term Debt [Line Items]
Amount	$ 697,973	$ 550,419	¥ 5,000,000	¥ 4,000,000
Issuance Date	Mar. 06, 2025	Mar. 06, 2024
Expiration Date	Mar. 06, 2026	Mar. 06, 2025
Interest	3.00%	3.45%	3.00%	3.45%
Pledged by assets listed below	No	No
China Construction Bank Wuhu Branch [Member]
Short-Term Debt [Line Items]
Amount	$ 697,973		¥ 5,000,000
Issuance Date	Aug. 08, 2024
Expiration Date	Aug. 08, 2025
Interest	4.00%		4.00%
Pledged by assets listed below	No
Citic Bank Wuhu Branch [Member]
Short-Term Debt [Line Items]
Amount	$ 697,973	$ 275,209	¥ 5,000,000	¥ 2,000,000
Issuance Date	Mar. 17, 2025	Jul. 25, 2023
Expiration Date	Mar. 17, 2026	Jul. 24, 2024
Interest	3.25%	4.50%	3.25%	4.50%
Pledged by assets listed below	No	No
Wuhu Yangzi Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Amount	$ 697,973	$ 688,023	¥ 5,000,000	¥ 5,000,000
Issuance Date	Jan. 25, 2025	Feb. 05, 2024
Expiration Date	Jan. 13, 2026	Feb. 04, 2025
Interest	4.26%	4.50%	4.26%	4.50%
Pledged by assets listed below	No	No
Shanghai Pudong Development Bank Wuhu Branch [Member]
Short-Term Debt [Line Items]
Amount	$ 1,116,758		¥ 8,000,000
Issuance Date	Sep. 04, 2024
Expiration Date	Sep. 04, 2025
Interest	3.80%		3.80%
Pledged by assets listed below	No
Wuhu Jinsheng Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Amount	$ 1,394,550	$ 1,376,046	¥ 9,990,000	¥ 10,000,000
Issuance Date	Jul. 05, 2024	Jul. 11, 2023
Expiration Date	Jul. 04, 2025	Jul. 04, 2024
Interest	4.00%	4.25%	4.00%	4.25%
Pledged by assets listed below	Yes	Yes
Ping An Bank Co.,Ltd. Wuhu Branch [Member]
Short-Term Debt [Line Items]
Amount	$ 697,973	$ 344,011	¥ 5,000,000	¥ 2,500,000
Issuance Date	Apr. 29, 2025	Jan. 02, 2024
Expiration Date	Apr. 29, 2026	Jan. 02, 2025
Interest	6.93%	6.80%	6.93%	6.80%
Pledged by assets listed below	No	No
Everbright Bank Wuhu Branch [Member]
Short-Term Debt [Line Items]
Amount	$ 697,973	$ 688,023	¥ 5,000,000	¥ 5,000,000
Issuance Date	Jan. 07, 2025	Jan. 24, 2024
Expiration Date	Jan. 05, 2026	Jan. 23, 2025
Interest	3.10%	3.45%	3.10%	3.45%
Pledged by assets listed below	No	No
Bank of Communications Wanzhi Branch [Member]
Short-Term Debt [Line Items]
Amount	$ 697,973	$ 688,023	¥ 5,000,000	¥ 5,000,000
Issuance Date	Dec. 09, 2024	Dec. 08, 2023
Expiration Date	Dec. 08, 2025	Dec. 07, 2024
Interest	3.85%	3.85%	3.85%	3.85%
Pledged by assets listed below	Yes	Yes
Bank of Communications Wanzhi Branch One [Member]
Short-Term Debt [Line Items]
Amount	$ 977,162	$ 1,376,046	¥ 7,000,000	¥ 10,000,000
Issuance Date	Jan. 03, 2025	Jan. 09, 2024
Expiration Date	Jan. 02, 2026	Jan. 08, 2025
Interest	3.85%	2.90%	3.85%	2.90%
Pledged by assets listed below	Yes	Yes
Bank of Communications Wanzhi Branch Two [Member]
Short-Term Debt [Line Items]
Amount	$ 418,784		¥ 3,000,000
Issuance Date	Jan. 09, 2025
Expiration Date	Jan. 05, 2026
Interest	3.85%		3.85%
Pledged by assets listed below	Yes
Huaxia Bank Wuhu Yijiang Branch [Member]
Short-Term Debt [Line Items]
Amount	$ 697,973	$ 550,418	¥ 5,000,000	¥ 4,000,000
Issuance Date	Jun. 30, 2025	Jan. 09, 2024
Expiration Date	Jun. 30, 2026	Jan. 08, 2025
Interest	3.30%	3.45%	3.30%	3.45%
Pledged by assets listed below	No	No
Bank of China [Member]
Short-Term Debt [Line Items]
Amount	$ 1,395,947		¥ 10,000,000
Issuance Date	Jul. 26, 2024
Expiration Date	Jul. 25, 2025
Interest	3.35%		3.35%
Pledged by assets listed below	Yes
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Amount	$ 697,973		¥ 5,000,000
Issuance Date	Jan. 23, 2025
Expiration Date	Jan. 22, 2026
Interest	3.10%		3.10%
Pledged by assets listed below	No
China Trust Commercial Bank [Member]
Short-Term Debt [Line Items]
Amount	$ 391,862	$ 330,251	¥ 2,807,143	¥ 2,400,000
Issuance Date	May 27, 2025	Dec. 19, 2023
Expiration Date	May 26, 2026	Dec. 18, 2025
Interest	6.80%	6.80%	6.80%	6.80%
Pledged by assets listed below	Yes	Yes
China Trust Commercial Bank One [Member]
Short-Term Debt [Line Items]
Amount	$ 279,189		¥ 2,000,000
Issuance Date	May 29, 2025
Expiration Date	May 28, 2026
Interest	6.80%		6.80%
Pledged by assets listed below	Yes
Huishang Bank One [Member]
Short-Term Debt [Line Items]
Amount		$ 220,167		¥ 1,600,000
Issuance Date		May 11, 2024
Expiration Date		May 11, 2025
Interest		3.45%		3.45%
Pledged by assets listed below		No
Jiangsu Jiangyin Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Amount		$ 1,376,046		¥ 10,000,000
Issuance Date		Jul. 26, 2023
Expiration Date		Jul. 25, 2024
Interest		4.50%		4.50%
Pledged by assets listed below		Yes
Short-Term Debt [Member]
Short-Term Debt [Line Items]
Amount	$ 13,233,171	$ 8,944,298	¥ 94,797,143	¥ 65,000,000